NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2014
NET REVENUES [Abstract]
Schedule of Net Revenues

	Year Ended December 31,
	2012	2013	2014
	US$	US$	US$
Tuition fee	57,559,681	92,927,773	135,932,251
Certification service fee	1,177,284	2,001,705	2,936,647
Others	420,273	897,862	467,433
Business taxes and surcharges	(2,336,957)	(2,993,680)	(3,132,314)
Total	56,820,281	92,833,660	136,204,017